Employee benefit plans	12 Months Ended
Mar. 31, 2014
Employee benefit plans
Employee benefit plans

15. Employee benefit plans:

Nomura provides various pension plans and other post-employment benefits which cover certain eligible employees worldwide. In addition, Nomura provides health care benefits to certain active and retired employees through its Nomura Securities Health Insurance Society (“NSHIS”).

Defined benefit pension plans—

The Company and certain subsidiaries in Japan (the “Japanese entities”) have contributory funded benefit pension plans for eligible employees. The benefits are paid as annuity payments subsequent to retirement or as lump-sum payments at the time of retirement based on the combination of years of service, age at retirement and employee’s choice. The benefits under the plans are calculated based upon position, years of service and reason for retirement. In addition to the plans described above, certain Japanese entities also have unfunded lump-sum payment plans. Under these plans, employees with at least two years of service are generally entitled to lump-sum payments upon termination of employment. The benefits under the plans are calculated based upon position, years of service and the reason for retirement. Nomura’s funding policy is to contribute annually the amount necessary to satisfy local funding standards. In December 2008, certain contributory funded benefit pension plans and unfunded lump-sum payment plans were amended and “cash balance pension plans” were introduced. Participants receive an annual benefit in their cash balance pension plan account, which is computed based on compensation of the participants, adjusted for changes in Japanese government bond rates. This plan amendment contributed to a reduction in the benefit obligations of the subsidiaries.

Certain overseas subsidiaries have various local defined benefit plans covering certain employees. Nomura recognized an asset for pension benefits for these plans amounting to ¥9,067 million and ¥10,441 million as of March 31, 2013 and 2014, respectively.

Net periodic benefit cost

The net periodic benefit cost of the defined benefit plans includes the following components. Nomura’s measurement date is March 31 for its defined benefit plans for Japanese entities.

Japanese entities’ plans—

	Millions of yen
	Year ended March 31
	2012	2013	2014
Service cost	¥9,016	¥9,322	¥8,438
Interest cost	4,649	4,302	3,441
Expected return on plan assets	(3,262)	(4,072)	(4,971)
Amortization of net actuarial losses	3,687	3,630	2,767
Amortization of prior service cost	(1,479)	(1,545)	(1,149)

Net periodic benefit cost	¥12,611	¥11,637	¥8,526

The prior service cost is amortized on a straight-line basis over the average remaining service period of active participants. Gains and losses in excess of 10% of the greater of the benefit obligation or the fair value of plan assets are amortized over the average remaining service period (15 years) of active participants.

Benefit obligations and funded status

The following table presents a reconciliation of the changes in projected benefit obligation (“PBO”) and the fair value of plan assets, as well as a summary of the funded status.

Japanese entities’ plans—

	Millions of yen
	As of or for the year ended March 31
	2013		2014
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	¥242,490		¥234,399
Service cost	9,322		8,438
Interest cost	4,302		3,441
Actuarial gain	14,874		(2,697)
Benefits paid	(9,805)		(9,708)
Acquisition, divestitures and other	(26,784	)(1)	12

Projected benefit obligation at end of year	¥234,399		¥233,885

Change in plan assets:
Fair value of plan assets at beginning of year	¥159,652		¥191,674
Actual return on plan assets	20,915		14,317
Employer contributions	31,083		23,278
Benefits paid	(8,362)		(8,396)
Acquisition and divestitures	(11,614	)(1)	—

Fair value of plan assets at end of year	¥191,674		¥220,873

Funded status at end of year	(42,725)		(13,012)

Amounts recognized in the consolidated balance sheets	¥(42,725)		¥(13,012)

(1)	Decreased mainly because of a deconsolidation during the period.

The accumulated benefit obligation (“ABO”) was ¥231,321 million and ¥233,885 million as of March 31, 2013 and 2014, respectively.

PBO, ABO, and fair value of plan assets for pension plans with ABO and PBO in excess of plan assets as of March 31, 2013 and 2014 are set forth in the tables below.

Japanese entities’ plans—

	Millions of yen
	March 31
	2013	2014
Plans with ABO in excess of plan assets:
PBO	¥234,399	¥27,160
ABO	231,321	27,160
Fair value of plan assets	191,674	—
Plans with PBO in excess of plan assets:
PBO	¥234,399	¥27,160
ABO	231,321	27,160
Fair value of plan assets	191,674	—

Amounts in accumulated other comprehensive income, pre-tax, that have not yet been recognized as components of net periodic benefit cost consist of as follows.

Japanese entities’ plans—

Millions of yen
For the year ended March 31, 2014
Net actuarial loss	¥48,028
Net prior service cost	(10,649)

Total	¥37,379

Amounts in accumulated other comprehensive income, pre-tax, expected to be recognized as components of net periodic benefit cost over the next fiscal year are as follows.

Japanese entities’ plans—

Millions of yen
For the year ending March 31, 2015
Net actuarial loss	¥2,191
Net prior service cost	(1,165)

Total	¥1,026

Assumptions

The following table presents the weighted-average assumptions used to determine projected benefit obligations at year end.

Japanese entities’ plans—

	March 31
	2013	2014
Discount rate	1.5%	1.4%
Rate of increase in compensation levels	2.5%	2.5%

The following table presents the weighted-average assumptions used to determine Japanese entities’ plans net periodic benefit costs for the year.

	Year ended March 31
	2012	2013	2014
Discount rate	1.8%	1.5%	1.4%
Rate of increase in compensation levels	2.8%	2.5%	2.5%
Expected long-term rate of return on plan assets	2.6%	2.6%	2.6%

Generally, Nomura determines the discount rates for its defined benefit plans by referencing indices for long-term, high-quality bonds and ensuring that the discount rate does not exceed the yield reported for those indices after adjustment for the duration of the plans’ liabilities.

Nomura uses the expected long-term rate of return on plan assets to compute the expected return on assets. Nomura’s approach in determining the long-term rate of return on plan assets is primarily based on historical financial market relationships that have existed over time with the presumption that this trend will generally remain constant in the future.

Plan assets

Plan assets are managed with an objective to generate sufficient long-term value in order to enable future pension payouts. While targeting a long-term rate of return on plan assets, Nomura aims to minimize short-term volatility by managing the portfolio through diversifying risk. Based on this portfolio policy, the plan assets are invested diversely.

The plan assets of domestic plans target to invest 17% in equities (including private equity), 45% in debt securities, 20% in life insurance company general accounts, and 18% in other investments. Investment allocations are generally reviewed and revised at the time of the actual revaluation that takes place every five years or when there is a significant change in prerequisites for the portfolio.

The following tables present information about the fair value of plan assets as of March 31, 2013 and March 31 2014 within the fair value hierarchy.

For details of the levels of inputs used to measure the fair value of plan assets, see Note 2 “Fair value measurements”.

Japanese entities’ plans—

	Millions of yen
	March 31, 2013
	Level 1	Level 2	Level 3	Balance as of March 31, 2013
Pension plan assets:
Equities	¥30,568	¥—	¥—	¥30,568
Private equity	—	—	12,323	12,323
Japanese government securities	74,243	—	—	74,243
Bank and corporate debt securities	—	3,667	—	3,667
Investment trust funds and other(1)	—	19,586	15,035	34,621
Life insurance company general accounts	—	26,448	—	26,448
Other assets	—	9,804	—	9,804

Total	¥104,811	¥59,505	¥27,358	¥191,674

	Millions of yen
	March 31, 2014
	Level 1	Level 2	Level 3	Balance as of March 31, 2014
Pension plan assets:
Equities	¥26,730	¥—	¥—	¥26,730
Private equity	—	—	12,235	12,235
Japanese government securities	62,088	—	—	62,088
Bank and corporate debt securities	1,842	2,312	—	4,154
Investment trust funds and other(1)	—	19,383	11,820	31,203
Life insurance company general accounts	—	42,735	—	42,735
Other assets	—	41,728	—	41,728

Total	¥90,660	¥106,158	¥24,055	¥220,873

(1)	Includes hedge funds and real estate funds.

The fair value of the non-Japan plan assets as of March 31, 2013 was ¥21 million, ¥25,296 million and ¥6,906 million for Level 1, Level 2 and Level 3, respectively. The fair value of the non-Japan plan assets as of March 31, 2014 was ¥107 million, ¥32,953 million and ¥6,535 million for Level 1, Level 2 and Level 3, respectively.

Level 1 plan assets primarily include equity securities and government securities. Unadjusted quoted prices in active markets for identical assets that Nomura has the ability to access at the measurement date are classified as Level 1. Level 2 plan assets primarily include investment trust funds, corporate debt securities and investments in life insurance company’s general accounts. Investment trust funds are valued at their net asset values as calculated by the sponsor of the funds. Investments in life insurance company’s general accounts are valued at conversion value.

The following tables present information about the plan assets for which Nomura has utilized significant Level 3 valuation inputs to estimate fair value.

Japanese entities’ plans—

	Millions of yen
	Year ended March 31, 2013
	Balance as of April 1, 2012	Unrealized and realized gains / loss	Purchases / sales and other settlement	Balance as of March 31, 2013
Private equity	¥9,802	¥2,479	¥42	¥12,323
Investment trust funds and other	12,434	1,131	1,470	15,035

Total	¥22,236	¥3,610	¥1,512	¥27,358

	Millions of yen
	Year ended March 31, 2014
	Balance as of April 1, 2013	Unrealized and realized gains / loss	Purchases / sales and other settlement	Balance as of March 31, 2014
Private equity	¥12,323	¥1,550	¥(1,638)	¥12,235
Investment trust funds and other	15,035	33	(3,248)	11,820

Total	¥27,358	¥1,583	¥(4,886)	¥24,055

The fair value of Level 3 non-Japan plan assets, consisting of real estate funds and annuities, was ¥6,906 million and ¥6,535 million as of March 31, 2013 and 2014, respectively. The amount of sales of Level 3 assets was ¥2,185 million during the year ended March 31, 2014. The amounts of gains and losses, purchases and sales other than above, transfers between Level 1 or Level 2 and Level 3 relating to these assets during the years ended March 31, 2013 and 2014 were not significant.

Cash Flows

Nomura expects to contribute approximately ¥7,455 million to Japanese entities’ plans in the year ending March 31, 2015 based upon Nomura’s funding policy to contribute annually the amount necessary to satisfy local funding standards.

Expected benefit payments for the next five fiscal years and in aggregate for the five fiscal years thereafter are as follows.

Japanese entities’ plans—

Year ending March 31	Millions of yen
2015	¥10,277
2016	10,804
2017	11,391
2018	11,724
2019	12,037
2020-2024	57,548

Defined contribution pension plans—

In addition to defined benefit pension plans, the Company, NSC and other Japanese and non-Japanese subsidiaries have defined contribution pension plans.

Nomura contributed ¥3,741 million, ¥3,600 million and ¥3,425 million to defined contribution pension plans for Japanese entities’ plans for the years ended March 31, 2012, 2013 and 2014, respectively.

The contributions to overseas defined contribution pension plans were ¥7,882 million, ¥7,448 million and ¥8,667 million for the years ended March 31, 2012, 2013 and 2014, respectively.

Health care benefits—

The Company and certain subsidiaries provide certain health care benefits to both active and retired employees through NSHIS. The Company and certain subsidiaries also sponsor certain health care benefits to retired employees (“Special Plan”) and who participate in the Special Plan on a pay-all basis, i.e., by requiring a retiree contribution based on the estimated per capita cost of coverage. The Special Plan is a multi-employer post-retirement plan because it is jointly administered by NSHIS and the Japanese government, and the funded status of it is not computed separately. Therefore, although the Company and certain subsidiaries contribute some portion of the cost of retiree health care benefits not covered through retiree contributions, the Company and certain subsidiaries do not reserve for future costs. The health care benefit costs, which are equivalent to the required contribution, amounted to ¥7,614 million, ¥7,434 million and ¥6,834 million for the years ended March 31, 2012, 2013 and 2014, respectively.